EQUITY AND NON-CONTROLLING INTERESTS - Share Details - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				6 Months Ended
	May 09, 2018 $ / shares	Mar. 26, 2018 USD ($) $ / shares shares	Mar. 26, 2018 EUR (€) € / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 13, 2018 USD ($)	May 16, 2018 EUR (€) shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [abstract]
Authorised share capital | €							€ 411
Shares authorized (in shares)							1,151,576,921
Issued capital | $				$ 364
Number of shares issued (in shares)				1,021,903,623				1,021,903,623
Dividends paid, ordinary shares (in USD per share) | $ / shares	$ 0.10
Dividend payables | $						$ 101
Stock repurchase program, number of shares authorized to be repurchased (in shares)		7,000,000	7,000,000
Payments for repurchase of equity		$ 226	€ 184	$ 226	$ 0
Stock repurchase program, authorized amount (in EUR per share) | (per share)		$ 32.36	€ 26.34
Treasury shares (in shares)				8,600,000				2,000,000.0